Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statutory Reserves and Restricted Net Assets [Abstract]
Schedule of PRC Subsidiaries	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of December 31	As of December 31,
	2025	2024
PRC entities
Paid-in capital	$101,788,546	$82,393,866
Additional paid-in capital	135,785,296	137,736,852
Statutory reserves	10,126,724	10,848,816
Total restricted net assets	$247,700,566	$230,979,534